CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 2,205	$ 1,885
Accounts receivable	4,534	3,157
Inventories	4,110	3,617
Income taxes receivable	128	727
Total current assets	10,977	9,386
Property, plant and equipment, net	65,546	68,130
Exploration and evaluation	2,226	2,286
Other assets	1,307	1,277
Goodwill and other intangible assets	3,523	3,328
Deferred income tax asset	160	209
Total assets	83,739	84,616
Current liabilities
Short-term debt	1,284	3,566
Current portion of long-term debt	231	1,413
Current portion of long-term lease liabilities	310	272
Accounts payable and accrued liabilities	6,503	4,684
Current portion of provisions	779	527
Income taxes payable	1,292	87
Total current liabilities	10,399	10,549
Long-term debt	13,989	13,812
Long-term lease liabilities	2,540	2,636
Other long-term liabilities	2,180	2,840
Provisions	8,776	10,055
Deferred income taxes	9,241	8,967
Equity	36,614	35,757
Total liabilities and shareholders' equity	$ 83,739	$ 84,616